CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 2,388,054	R$ 1,216,887	R$ 2,326,382
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	358,816	55,038	125,719
Cumulative translation adjustment	4,466,084	682,451	2,399,725
Recycling of cumulative translation adjustment to net income	0	0	(811,276)
Unrealized Losses on net investment hedge	(2,504,914)	(322,948)	(1,491,534)
Cash flow hedges
Unrealized (Losses) Gains on Financial Instruments, net of tax	(1,972)	3,502	11,947
Total items that may be reclassified subsequently to profit or loss	2,318,014	418,043	234,581
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	(52,072)	(45,561)	152,345
Total items that will not be reclassified subsequently to profit or loss	(52,072)	(45,561)	152,345
Other comprehensive income, net of tax	2,265,942	372,482	386,926
Total comprehensive income for the year, net of tax	4,653,996	1,589,369	2,713,308
Total comprehensive income attributable to:
Owners of the parent	4,594,099	1,565,581	2,668,728
Non-controlling interests	59,897	23,788	44,580
Total comprehensive income for the year, net of tax	R$ 4,653,996	R$ 1,589,369	R$ 2,713,308